Debt And Interest Expense Senior Secured Credit Facility - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended				9 Months Ended							12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended		1 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended					12 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended						1 Months Ended	0 Months Ended	1 Months Ended		9 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 26, 2010	Dec. 25, 2011	Sep. 20, 2012 Senior Notes	Apr. 03, 2013 Senior Notes 9.25% Senior Notes due 2015	Sep. 20, 2012 Senior Notes 9.25% Senior Notes due 2015	Jun. 04, 2012 Senior Notes 9.25% Senior Notes due 2015	Dec. 30, 2012 Senior Notes 9.25% Senior Notes due 2015	Sep. 29, 2013 Senior Notes 9.25% Senior Notes due 2015	Dec. 23, 2009 Senior Notes 9.25% Senior Notes due 2015	Apr. 02, 2007 Senior Notes 9.25% Senior Notes due 2015	May 10, 2013 Senior Notes 8.25% Senior Notes due 2017	Sep. 29, 2013 Senior Notes 8.25% Senior Notes due 2017	Dec. 30, 2012 Senior Notes 8.25% Senior Notes due 2017 Offering	May 19, 2013 Senior Notes 8.25% Senior Notes due 2017	Apr. 29, 2013 Senior Notes 8.25% Senior Notes due 2017	Aug. 17, 2010 Senior Notes 8.25% Senior Notes due 2017	Dec. 30, 2012 Senior Notes Tranche E Term Loan Due 2018	Sep. 20, 2012 Senior Notes Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Apr. 19, 2012 Senior Notes Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Dec. 30, 2012 Senior Notes Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	May 19, 2013 Senior Notes Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Dec. 25, 2011 Senior Notes Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Apr. 02, 2007 Senior Notes Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Sep. 29, 2013 Senior Notes 4.875% Senior Notes Due 2021	Dec. 30, 2012 Senior Notes 4.875% Senior Notes Due 2021	Apr. 02, 2007 Senior Notes 4.875% Senior Notes Due 2021	Sep. 29, 2013 Minimum [Member]	Dec. 30, 2012 Minimum [Member]	Sep. 29, 2013 Maximum [Member]	Dec. 30, 2012 Maximum [Member]	Dec. 25, 2011 Secured Debt	Sep. 29, 2013 Secured Debt Item	Sep. 20, 2012 Secured Debt Tranche F Term Loan due 2018	Dec. 30, 2012 Secured Debt Tranche F Term Loan due 2018	Aug. 30, 2012 Secured Debt Tranche F Term Loan due 2018	Aug. 30, 2012 Secured Debt Tranche B Non Extended Term Loans due 2014	Dec. 30, 2012 Secured Debt Tranche B Non Extended Term Loans due 2014	Apr. 17, 2012 Secured Debt Tranche B Non Extended Term Loans due 2014	Dec. 25, 2011 Secured Debt Tranche B Non Extended Term Loans due 2014	Dec. 30, 2012 Secured Debt Tranche B Extended term Loans due 2016	Apr. 17, 2012 Secured Debt Tranche B Extended term Loans due 2016	Dec. 25, 2011 Secured Debt Tranche B Extended term Loans due 2016	Dec. 30, 2012 Secured Debt Tranche E Term Loan Due 2018	Apr. 17, 2012 Secured Debt Tranche E Term Loan Due 2018	Apr. 17, 2012 Secured Debt Debt Instrument Tranche D Term Loans Due 2014 [Member]	Dec. 25, 2011 Secured Debt Debt Instrument Tranche D Term Loans Due 2014 [Member]	Dec. 30, 2012 Secured Debt Debt Instrument 10.625% Senior Subordinated Notes Due 2017 [Member]	Dec. 30, 2012 Secured Debt TrancheB And ETerm loans [Member]	Dec. 30, 2012 Secured Debt TrancheB And ETerm loans [Member] Reduction Criteria 1 [Member]	Dec. 30, 2012 Secured Debt TrancheB And ETerm loans [Member] Reduction Criteria 2 [Member]	Sep. 29, 2013 Secured Debt Tranche B Extended B Non Extended E And F Term Loans [Member]	Sep. 29, 2013 Secured Debt Tranche B Extended B Non Extended E And F Term Loans [Member]	Dec. 30, 2012 Secured Debt Tranche B Extended B Non Extended E And F Term Loans [Member]	Dec. 25, 2011 Secured Debt Tranche B Extended B Non Extended E And F Term Loans [Member]	Dec. 26, 2010 Secured Debt Tranche B Extended B Non Extended E And F Term Loans [Member]	Sep. 29, 2013 Secured Debt Tranche G Term Loan due 2020	Sep. 29, 2013 Secured Debt Tranche G Term Loan due 2020	Sep. 29, 2013 Secured Debt Revolving Credit Facility and Letters of Credit [Member]	Dec. 30, 2012 Secured Debt Revolving Credit Facility and Letters of Credit [Member]	Sep. 29, 2013 Secured Debt Federal Funds Purchased [Member] Tranche G Term Loan due 2020	Sep. 29, 2013 Secured Debt Net First Lien [Member]	Dec. 30, 2012 Secured Debt Net First Lien [Member]	Dec. 30, 2012 Secured Debt Restricted Payments [Member] TrancheB And ETerm loans [Member]	Sep. 29, 2013 Secured Debt Restricted Payments [Member] Tranche G Term Loan due 2020	Sep. 29, 2013 Secured Debt Federal Funds Purchased [Member] Tranche G Term Loan due 2020	Sep. 29, 2013 Secured Debt Eurodollar [Member] Tranche G Term Loan due 2020	Sep. 29, 2013 Secured Debt Base Rate [Member] Tranche G Term Loan due 2020	Apr. 17, 2012 New Revolving Credit Facility [Member]	Dec. 30, 2012 Revolving Credit Facility and Letters of Credit [Member]	Sep. 29, 2013 Revolving Credit Facility and Letters of Credit [Member]	Dec. 25, 2011 Revolving Credit Facility and Letters of Credit [Member]	Dec. 30, 2012 Revolving Credit Facility and Letters of Credit [Member] Secured Debt	Dec. 25, 2011 Revolving Credit Facility and Letters of Credit [Member] Secured Debt	Sep. 29, 2013 Letter of Credit [Member]	Dec. 30, 2012 Letter of Credit [Member]	Dec. 25, 2011 Letter of Credit [Member]	Dec. 30, 2012 Majority Shareholder Secured Debt TrancheB And ETerm loans [Member]	Dec. 25, 2011 Majority Shareholder Secured Debt TrancheB And ETerm loans [Member]	Dec. 30, 2012 Majority Shareholder Secured Debt Tranche B Extended B Non Extended E And F Term Loans [Member]	Sep. 29, 2013 Majority Shareholder Secured Debt Tranche G Term Loan due 2020	Apr. 29, 2013 April 2013 Refinancing	Apr. 03, 2013 April 2013 Refinancing 9.25% Senior Notes due 2015	Apr. 29, 2013 April 2013 Refinancing Tranche G Term Loan due 2020	Apr. 29, 2013 April 2013 Refinancing Senior Notes 8.25% Senior Notes due 2017	Sep. 29, 2013 April 2013 Refinancing Senior Notes 8.25% Senior Notes due 2017	Sep. 29, 2013 April 2013 Refinancing Senior Notes 4.875% Senior Notes Due 2021	Apr. 29, 2013 April 2013 Refinancing Senior Notes 4.875% Senior Notes Due 2021	Sep. 29, 2013 April 2013 Refinancing Secured Debt	Apr. 29, 2013 April 2013 Refinancing Secured Debt Tranche F Term Loan due 2018	Apr. 03, 2013 April 2013 Refinancing Secured Debt Tranche B Non Extended Term Loans due 2014	Apr. 29, 2013 April 2013 Refinancing Secured Debt Tranche B Non Extended Term Loans due 2014	Apr. 29, 2013 April 2013 Refinancing Secured Debt Tranche B Extended term Loans due 2016	Apr. 29, 2013 April 2013 Refinancing Secured Debt Tranche E Term Loan Due 2018	Apr. 29, 2013 April 2013 Refinancing New Revolving Credit Facility 2013 Member [Member]
Debt Instrument [Line Items]
Amount extended as part of the refinancing																																								$ 450,000,000						$ 641,100,000																																										$ 1,630,000,000
Total redemption price of the Senior Subordinated Notes																							160,000,000	210,600,000																	300,000,000									313,200,000																																							400,000,000					446,600,000	202,000,000	38,100,000	634,700,000	396,000,000
Amount of debt redeemed									465,000,000	150,000,000	10,000,000					400,000,000								199,000,000	199,000,000											55,000,000																																																			465,000,000			400,000,000
Fixed interest rate								9.25%	9.25%	9.25%		9.25%	9.25%		9.25%		8.25%	8.25%			8.25%			10.625%	10.625%	8.25%	10.625%	10.625%	4.875%	4.875%	4.875%																																																											8.25%	4.875%	4.875%
Original issue discount on the Tranche E Term Loan in connection with the refinancing																																						3,400,000										4,000,000
Amount required to accelerate maturity dates												150,000,000						150,000,000																								150,000,000
Amount of loan that retained their original terms as part of the refinancing																																											550,000,000
Initial aggregate amount															325,000,000						400,000,000							250,000,000																					400,000,000
Total letter of credit issued under the Revolving Credit Facility cannot exceed																																																																									150,000,000						50,000,000	50,000,000											350,000,000	350,000,000							150,000,000
Debt owed to related parties					63,097,000		121,992,000																																																																											63,097,000	121,992,000
Eurocurrency rate, minimum per annum																						1.25%																																																	0.75%
Base rate, minimum per annum																						2.25%																																																		1.75%
Percent of collateralized capital stock of, or other equity interests in, each direct foreign subsidiaries, or any domestic subsidiaries																																																					65.00%									65.00%
Interest rate																																																															2.68%	3.71%													3.71%	2.79%
Weighted average interest rate																																																																													3.72%
Commitment fee per annum																																																																										0.50%
Debt Instrument, Interest Rate During Period																																																								3.75%	3.63%	3.76%	3.51%	4.44%	3.25%	3.63%
Eurocurrency rate																																							3.50%			2.50%			3.50%			3.50%										4.08%	3.46%		3.25%	3.25%												3.50%
Fronting fee, per annum																																																																															0.125%	0.125%
Outstanding amount on Revolving Credit Facility for letters of credit																																							448,875,000			243,264,000		1,196,875,000	637,906,000		1,196,875,000	398,000,000			313,194,000										1,625,925,000	1,625,925,000																	29,030,000	33,453,000	33,568,000
Available borrowing capacity																																																																										116,547,000	120,970,000	116,432,000			20,970,000	16,547,000	16,432,000
Percentage of Excess Cash Flow required to prepay Tranche B and Tranche D Loans																																																					50.00%	25.00%	0.00%							50.00%
Debt Instrument, Leverage Ratio	4.75		4.75		4.50																											4.50	4.50	5.49	5.49																										4.25	4.25
Senior Sceured Credit Facility loans mature in quarterly installments, percent																																																					0.25%									0.25%
Aggregate maturities due in 2013																																							4,500,000			12,500,000			6,400,000			4,000,000
Aggregate maturities due in 2014																																							4,500,000			230,800,000			6,400,000			4,000,000													16,300,000	16,300,000
Aggregate maturities due in 2015																																							4,500,000						6,400,000			4,000,000													16,300,000	16,300,000
Aggregate maturities due in 2016																																							4,500,000						618,600,000			4,000,000													16,300,000	16,300,000
Aggregate maturities due in 2017																																							5,600,000									5,000,000													20,400,000	20,400,000
Aggregate maturities thereafter																																							425,300,000									377,000,000													1,552,600,000	1,552,600,000
Debt to EBITDA for the most recently concluded four consecutive fiscal quarters																																																																		5.75	5.25	4.25	4.25
Amount of restricted payments for specified activities greater of amount or percent of consolidated total assets																																																																				50,000,000	50,000,000
Percent of restricted payments for specified activities greater of amount or percent of consolidated total assets																																																																				2.00%	2.00%
Additional borrowings issued														300,000,000
Redemption prices, percent of outstanding principal									100.00%	102.313%									108.50%	108.50%				105.313%																																					100.00%	100.00%																												108.50%
Accrued interest paid as part of the Senior Subordinated Notes redemption																							6,500,000	1,000,000
Make whole premium paid as part of the Senior Subordinated Notes redemption					127,800,000																		3,500,000	10,600,000
Proceeds from Issuance of Secured Debt																																																				82,800,000
Early redemption percent of principal amount plus the applicable premium as of, and accrued and unpaid interest to, the redemption date																		100.00%
Early redemption applicable premuim percent of principal amount of note																		1.00%
Basis points added to the Federal Reserve overnight funds rate																		0.50%																																												0.25%			0.50%					0.50%	2.50%	1.50%
Early redemption percent the Company may redeem up to the aggregate principal amount through September 1, 2013																		35.00%											35.00%
Early redemption percent of principal amount plus accrued and unpaid interest if any to redeem until September 1, 2013																	104.875%	108.25%
Number of equity offerings																		1
Early redemption percent of principal amount of note required to be outstanding immediately after the occurence of each such redemption																		50.00%											50.00%
Debt Instrument, Term																																																																																								7 years
Line of Credit Term																																																																																						5 years
Discount on loan	8,188,000		8,188,000		7,230,000		2,712,000																																																																																						4,075,000
Write-off of loan discount	0	0	2,182,000	1,864,000	1,864,000	5,648,000
Debt Instrument, Interest Rate, Increase (Decrease)																																																																							1.00%
Percent of Peak Finance Holdings LLC owned by Pinnacle Foods Inc			100.00%		100.00%
Due to Related Parties, Noncurrent	48,004,000		48,004,000		63,097,000																																																																															63,097,000	48,004,000
Aggregate maturities due in the remainder of year																																																													$ 4,100,000	$ 4,100,000
Debt Instrument, Debt Covenant, Consecutive Fiscal Quarters																																					4
Period each redemption is required to occur after the closing of each such equity offering																													120 days